Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  Basis of presentation:The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partner’s capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ Annual Report for the year ended December 31, 2020 filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”). Based on internal forecasts and projections that take into account reasonably possible changes in the Company’s trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

(b) Principles of consolidation: The accompanying condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

 Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying interim condensed consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2021	2020
Libra Shipping Enterprises Corporation(1)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Felicity Shipping Corporation(2)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Gemini Shipping Corporation(3)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Galaxy Shipping Corporation(4)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Palermo Shipping S.A.(5)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Customized Development S.A.	Navios Fulvia	Liberia	01/01 – 06/30	01/01 – 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Golem Navigation Limited(13)	Navios Soleil	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Avery Shipping Company	Navios Symphony	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Dune Shipping Corp.(6)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Citrine Shipping Corporation	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Cavalli Navigation Inc.	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Seymour Trading Limited(32)	Navios Altair I	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Goldie Services Company	Navios Symmetry	Marshall Is.	01/01 – 06/30	01/01 – 06/30

Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Triangle Shipping Corporation	Navios Mars	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Oceanus Shipping Corporation(7)(19)	Castor N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Cronus Shipping Corporation(7)	Protostar N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Leto Shipping Corporation(7)(17)	Esperanza N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Dionysus Shipping Corporation(7)(30)	Harmony N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Prometheus Shipping Corporation(7)(18)	Solar N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Camelia Shipping Inc.(8)	Navios Camelia	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Anthos Shipping Inc.(8)	Navios Anthos	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Azalea Shipping Inc.(8)(31)	Navios Azalea	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Amaryllis Shipping Inc.(8)	Navios Amaryllis	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Zaffre Shipping Corporation(14)	Serenitas N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Wenge Shipping Corporation(14)(20)	Joie N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	01/01 – 06/30	—
Rondine Management Corp.(15)	Navios Victory	Marshall Is.	01/01 – 06/30	—
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	03/30 – 06/30	—
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	03/30 – 06/30	—
Olympia II Navigation Limited	Navios Domino	Marshall Is.	03/31 – 06/30	—
Pingel Navigation Limited	Navios Delight	Marshall Is.	03/31 – 06/30	—
Ebba Navigation Limited	Navios Destiny	Marshall Is.	03/31 – 06/30	—
Clan Navigation Limited	Navios Devotion	Marshall Is.	03/31 – 06/30	—
Sui An Navigation Limited(23)	Navios Dedication	Marshall Is.	03/31 – 06/30	—
Bertyl Ventures Co.	Navios Azure	Marshall Is.	03/31 – 06/30	—
Silvanus Marine Company	Navios Summer	Marshall Is.	03/31 – 06/30	—
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	03/31 – 06/30	—
Enplo Shipping Limited	Navios Verde	Marshall Is.	03/31 – 06/30	—
Morven Chartering Inc.	Navios Verano	Marshall Is.	03/31 – 06/30	—
Rodman Maritime Corp.	Navios Spring	Marshall Is.	03/31 – 06/30	—
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	03/31 – 06/30	—
Velour Management Corp.	Navios Vermilion	Marshall Is.	03/31 – 06/30	—
Evian Shiptrade Ltd.	Navios Amaranth	Marshall Is.	03/31 – 06/30	—
Theros Ventures Limited	Navios Lapis	Marshall Is.	03/31 – 06/30	—
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	03/31 – 06/30	—
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	03/31 – 06/30	—
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	03/31 – 06/30	—
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	03/31 – 06/30	—
Thetida Marine Co.	Navios Magnolia	Marshall Is.	03/31 – 06/30	—
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	03/31 – 06/30	—
Peran Maritime Inc.	Navios Felicitas	Marshall Is.	03/31 – 06/30	—
Nefeli Navigation S.A.	Navios Unison	Marshall Is.	03/31 – 06/30	—
Fairy Shipping Corporation	Navios Utmost	Marshall Is.	03/31 – 06/30	—
Limestone Shipping Corporation	Navios Unite	Marshall Is.	03/31 – 06/30	—
Crayon Shipping Ltd	Navios Miami	Marshall Is.	03/31 – 06/30	—
Chernava Marine Corp.	Bahamas	Marshall Is.	03/31 – 06/30	—
Proteus Shiptrade S.A	Bermuda	Marshall Is.	03/31 – 06/30	—
Vythos Marine Corp.	Navios Constellation	Marshall Is.	03/31 – 06/30	—

Prosperity Shipping Corporation	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Aldebaran Shipping Corporation	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	01/01 – 06/30	01/01 – 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	01/01 – 06/30	01/01 – 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Iliada Shipping S.A.	Operating Company	Marshall Is.	03/31 – 06/30	—
Vinetree Marine Company	Operating Company	Marshall Is.	03/31 – 06/30	—
Afros Maritime Inc.	Operating Company	Marshall Is.	03/31 – 06/30	—
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Pleione Management Limited(10)	Navios Star	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Bato Marine Corp.(21)	TBN 1	Marshall Is.	03/05 – 06/30	—
Agron Navigation Company(21)	TBN 2	Marshall Is.	03/05 – 06/30	—
Teuta Maritime S.A.(21)	TBN 3	Marshall Is.	03/05 – 06/30	—
Ambracia Navigation Company(21)	TBN 4	Marshall Is.	03/05 – 06/30	—
Artala Shipping Co.(22)	TBN 5	Marshall Is.	03/05 – 06/30	—
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	03/05 – 06/30	—
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	04/28 – 06/30	—
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	05/10 – 06/30	—
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	05/10 – 06/30	—
Morganite Shipping Corporation(25)	TBN 6	Marshall Is.	06/01 – 06/30	—
Balder Martitime Ltd.(26)	Navios Koyo	Marshall Is.	06/04 – 06/30	—
Melpomene Shipping Corporation(27)	TBN 8	Marshall Is.	06/23 – 06/30	—
Urania Shipping Corporation(27)	TBN 9	Marshall Is.	06/23 – 06/30	—
Terpsichore Shipping Corporation(28)	TBN 10	Marshall Is.	06/23 – 06/30	—
Erato Shipping Corporation(28)	TBN 11	Marshall Is.	06/23 – 06/30	—
Lavender Shipping Corporation(29)	Navios Ray	Marshall Is.	06/30 – 06/30	—
Nostos Shipmanagement Corp. (29)	Navios Bonavis	Marshall Is.	06/30 – 06/30	—

(1)	The vessel was sold on December 14, 2018.
(2)	The vessel was sold on December 4, 2018.
(3)	The vessel was sold on December 21, 2017.
(4)	The vessel was sold on April 23, 2019.
(5)	The vessel was sold on April 21, 2017.
(6)	The vessel was sold on January 12, 2017.
(7)	The vessels were acquired on December 13, 2019, following the liquidation of Navios Europe I.
(8)	The vessels were acquired on December 16, 2019.
(9)	The vessel was delivered on July 24, 2019 (see Note 17 - Leases).
(10)	The vessels were delivered on May 28, 2021 and June 10, 2021 (see Note 17 - Leases).
(11)	Not a vessel-owning subsidiary and only holds right to charter-in contracts.
(12)	Vessels under the sale and leaseback transaction (see Note 17 - Leases).
(13)	The vessel was sold on December 10, 2020 (see Note 5 – Vessels, net).
(14)	The vessels were acquired on June 29, 2020, following the liquidation of Navios Europe II (see Note 5 - Vessels, net).
(15)	The vessels were acquired on September 30, 2020, from Navios Holdings (see Note 5 - Vessels, net).
(16)	The vessels were acquired on March 30, 2021, from Navios Holdings (see Note 5 – Vessels, net).
(17)	The vessel was sold on January 13, 2021(see Note 5 – Vessels, net).

(18)	The vessel was sold on January 28, 2021 (see Note 5 – Vessels, net).
(19)	The vessel was sold on February 10, 2021 (see Note 5 – Vessels, net).
(20)	The vessel was sold on March 25, 2021 (see Note 5 – Vessels, net).
(21)	Expected to be delivered by the second half of 2022.
(22)	Expected to be delivered in the second quarter of 2023.
(23)	The vessel was sold on July 31, 2021.
(24)	The vessels were acquired on May 10, 2021 (see Note 5 – Vessels, net).
(25)	Expected to be delivered in the first quarter of 2023.
(26)	The vessel was acquired on June 4, 2021, from Navios Holdings (see Note 5 - Vessels, net).
(27)	Expected to be delivered by the second half of 2023.
(28)	Expected to be delivered by the first half of 2024.
(29)	The vessel was acquired on June 30, 2021, from Navios Holdings (see Note 5 - Vessels, net).
(30)	The vessel was sold on August 16, 2021.
(31)	The vessel was sold on August 13, 2021.
(32)	The vessel was agreed to be sold and the sale is expected to be completed during the third quarter of 2021.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate. For the six month period ended June 30, 2020, the amount of $6,900 was recognized as impairment of receivable in affiliated company, related to the other-than-temporary impairment recognized in the Navios Partners’ receivable from Navios Europe II.

Affiliates included in the financial statements accounted for under the equity method: In the consolidated financial statements of Navios Partners, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Containers and its subsidiaries (ownership interest as of June 30, 2020 was 33.5%), following the completion of the merger, as of March 31, 2021, Navios Containers was acquired by Navios Partners and ownership was 100%; and (ii) Navios Europe II and its subsidiaries (ownership interest through the date of its liquidation on June 29, 2020 was 5.0%) (see Note 3 – Acquisition of Navios Containers).

Revenue and Expense Recognition: On January 1, 2018, the Company adopted the provisions of ASC 606 “Revenue from Contracts with Customers” using the modified retrospective approach. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASU 2016-02 (ASC 842) “Leases”. Upon adoption of ASC 606 and ASC 842, the timing and recognition of earnings from the pool arrangements and time charter contracts to which the Company is party did not change from previous practice. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company.

Revenue from time chartering

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering of vessels amounted to $145,241 and $45,679 for the three month periods ended June 30, 2021 and 2020, respectively. Revenue from time chartering of vessels amounted to $207,740 and $91,328 for the six month periods ended June 30, 2021 and 2020, respectively.

Revenue from voyage contracts

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $4,389 and $306 for the three month periods ended June 30, 2021 and 2020, respectively. Revenue from voyage contracts amounted to $5,609 and $306 for the six month periods ended June 30, 2021 and 2020, respectively.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $2,379 and $564 for the three month periods ended June 30, 2021 and 2020, respectively. Revenue from vessels operating in pooling arrangements amounted to $3,723 and $1,405 for the six month periods ended June 30, 2021 and 2020, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or semi-annual basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. There was no profit sharing revenue for each of three and six month periods ended June 30, 2021 and June 30, 2020.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Recent Accounting Pronouncements:

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in Navios Partners’ Annual Report on Form 20-F for the year ended December 31, 2020.